Simplify Stable Income ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Principal Value
U.S. Treasury Bills – 98.7%
U.S. Treasury Bill, 5.40%, 4/2/2024(a) ......................................... $ 9,000,000 $ 8,998,696
U.S. Treasury Bill, 5.35%, 4/11/2024(a) ........................................ 36,000,000 35,947,660
U.S. Treasury Bill, 5.40%, 4/16/2024(a) ........................................ 12,800,000 12,771,923
U.S. Treasury Bill, 5.39%, 5/21/2024(a) ........................................ 58,000,000 57,576,277
U.S. Treasury Bill, 5.39%, 6/18/2024(a) ........................................ 3,500,000 3,460,711
Total U.S. Treasury Bills (Cost $118,754,970) ....................................... 118,755,267
Number of
Contracts Notional Amount
Purchased Options – 0.1%
Calls – Exchange-Traded – 0.1%
U.S. 2 Year Treasury Note Future, April Strike Price $105.75, Expires 4/26/24 1,500 317,250,000 0
U.S. 2 Year Treasury Note Future, May Strike Price $106, Expires 5/24/24 .. 7,500 1,590,000,000 117,195
117,195
Total Purchased Options (Cost $234,250) ............................................ 117,195
Total Investments – 98.8%
(Cost $118,989,220) ........................................................... $ 118,872,462
Other Assets in Excess of Liabilities – 1.2% ........................................... 1,431,666
Net Assets – 100.0% ............................................................ $ 120,304,128
Number of
Contracts Notional Amount
Written Options – (0.9)%
Calls – Exchange-Traded – (0.5)%
U.S. Treasury Bond Future, May Strike Price $127, Expires 5/24/24 ....... (2,100) $ (266,700,000) $ (557,813)
Puts – Exchange-Traded – (0.4)%
U.S. Treasury Bond Future, May Strike Price $114, Expires 5/24/24 ........ (2,100) (239,400,000) (525,000)
Total Written Options (Premiums Received $1,371,428) ................................. $ (1,082,813)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 98.7%
Purchased Options ............................................................................... 0.1%
Total Investments ................................................................................ 98.8%
Other Assets in Excess of Liabilities .................................................................. 1.2%
Net Assets ..................................................................................... 100.0%